SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of compliance

a.	Statement of compliance
These financial statements (“financial statements”) were authorized by the Board of Directors on March 13, 2018. The Company prepared these financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

Basis of measurement

b.	Basis of measurement
The financial statements are presented in Canadian dollars, the Company’s functional currency, and have been prepared on the historical cost basis except for derivative financial instruments, marketable securities and liabilities for cash-settled share-based payment arrangements measured at fair value. The financial statements have, in management’s opinion, been properly prepared using careful judgment and reasonable limits of materiality, and within the framework of the significant policies summarized in note 3. Significant estimates and judgments used in the preparation of the financial statements are detailed in note 4.

Revenue Recognition
Revenue Recognition
Revenues from the sale of petroleum and natural gas are recorded when title to the products transfers to the purchasers based on volumes delivered and contracted delivery points and prices. Revenue is measured at the fair value of the consideration received or receivable. Revenue from the sale of crude oil, natural gas, condensate and natural gas liquids (“NGLs”) (prior to deduction of transportation costs) is recognized when all of the following conditions have been satisfied:

•	Bellatrix has transferred the significant risks and rewards of ownership of the goods to the purchaser;

•	Bellatrix retains no continuing managerial involvement to the degree usually associated with ownership or effective control over the goods sold;

•	the amount of revenue can be measured reliably;

•	it is probable that the economic benefits associated with the transaction will flow to Bellatrix; and

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Royalty income is recognized as it accrues in accordance with the terms of the overriding royalty agreements and is included with petroleum and natural gas sales.
Capital processing charges to other entities for use of facilities owned by the Company are recognized as revenue as they accrue in accordance with the terms of the service agreements and are presented as other income.

Transportation	Transportation Costs paid by Bellatrix for the transportation of crude oil, natural gas, condensate and NGLs to the point of title transfer are recognized when the transportation is provided.
Joint Interests
Joint Interests
A portion of the Company’s exploration and development activities are conducted jointly with others. The joint interests are accounted for on a proportionate consolidation basis and as a result, the financial statements reflect only the Company’s proportionate share of the assets, liabilities, revenues, expenses and cash flows from these activities.
Joint Arrangements
Judgment is required to determine when the Company has joint control over an arrangement. In establishing joint control, the Company considers whether unanimous consent is required to direct the activities that significantly affect the returns of the arrangement, such as the capital and operating activities of the arrangement. Additionally, the Company assesses the rights and obligations arising from the arrangement by considering its governance structure, legal form, and terms agreed upon by the parties sharing control, including the contractual rights of each partner, dispute resolution procedures, termination provisions, and procedures for subsequent transactions in its determination of joint control.
Once joint control has been established, judgment is also required to classify the joint arrangement. The type of joint arrangement is determined through analysis of the rights and obligations arising from the arrangement by considering its legal structure, legal form and terms agreed upon by the parties sharing control. An arrangement that is not structured through a separate vehicle in which the controlling parties have rights to the assets, revenues and substantially all of the economic benefits generated through the arrangement, in addition to obligations for the liabilities and expenses, is classified as a joint operation. An arrangement in which these criteria are not met is classified as a joint venture.

Non-monetary Transactions

V.	Non-monetary Transactions
Judgment is required to determine whether non-monetary transactions have commercial substance.
Property, Plant and Equipment and Exploration and Evaluation Assets

I.	Pre-exploration expenditures
Expenditures made by the Company before acquiring the legal right to explore in a specific area do not meet the definition of an asset and therefore are expensed by the Company as incurred.

II.	Exploration and evaluation expenditures
Once the legal right to explore has been acquired, costs incurred are capitalized as intangible exploration and evaluation assets (“E&E). These costs include, but are not limited to, exploration license expenditures, leasehold property acquisition costs, evaluation costs, including drilling costs directly attributable to an identifiable well and directly attributable general and administrative costs. These costs are accumulated in cost centres by property and are not subject to depletion, until technical feasibility and commercial viability have been determined.
E&E assets are assessed for impairment if sufficient data exists to determine technical feasibility and commercial viability, or if facts and circumstances suggest that the carrying amount is unlikely to be recovered.

III.	Developing and production costs
Items of property, plant and equipment (“PP&E”), which include oil and gas development and production assets, are measured at cost less accumulated depletion, depreciation and accumulated impairment losses net of recoveries.
Gains and losses on disposal of an item of PP&E, including oil and natural gas interests, are determined by comparing the proceeds from disposal with the carrying amount of PP&E, and are recognized within the Statements of Profit (Loss) and Comprehensive Income (Loss).

IV.	Joint arrangements
The Company has entered into certain joint arrangements whereby the joint arrangement partner will earn a working interest on certain properties through the payment of a pre-determined portion of the costs of drilling, completing and equipping. A gain on disposition for each well is recognized to account for the disposal of the pre-payout working interest earned by the partner on the well, as described under "Dispositions" below. Bellatrix has property, plant and equipment assets that are subject to these arrangements.

Subsequent costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a well, field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

VI.	Depletion and depreciation
Depletion of petroleum and natural gas properties is provided using the unit-of-production method based on production volumes in relation to total estimated proven and probable reserves as determined annually by independent engineers in accordance with National Instrument 51-101, Standards of Disclosure of Oil and Gas Activities. Natural gas reserves and production are converted at the energy equivalent of six thousand cubic feet to one barrel of oil.
Calculations for depletion are based on total capitalized costs plus estimated future development costs of proven and probable undeveloped reserves less the estimated net realizable value of production equipment and facilities after the proved and probable reserves are fully produced.
Depreciation is recognized on significant facilities to expense the cost of significant components of assets less their residual values over their useful lives. Phase 1 of the Alder Flats Plant and associated equipment are depreciated using the straight-line method over estimated useful lives as follows:

•	General plant and processing equipment - 40 years

•	Other properties and equipment - 10 years

•	Turnarounds - 5 years
Costs of facilities under construction related to Phase II of the Alder Flats Plant as at December 31, 2017 were excluded from depreciation calculations.
Depreciation of office furniture and equipment is provided for on a 20% declining balance basis.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and, if necessary, any changes would be accounted for prospectively.

VII.	Dispositions
Gains on disposal of an item of PP&E or E&E are determined by comparing the proceeds from disposal with the carrying amount of PP&E or E&E and are recognized separately in the Statements of Profit (Loss) and Comprehensive Income (Loss). Exchanges of properties are measured at fair value, unless the transaction lacks commercial substance or fair value cannot be reasonably measured. Where the exchange is measured at fair value, a gain or loss is recognized in the Statements of Profit (Loss) and Comprehensive Income (Loss).

Description of accounting policy for exploration and evaluation expenditures

I.	Pre-exploration expenditures
Expenditures made by the Company before acquiring the legal right to explore in a specific area do not meet the definition of an asset and therefore are expensed by the Company as incurred.

II.	Exploration and evaluation expenditures
Once the legal right to explore has been acquired, costs incurred are capitalized as intangible exploration and evaluation assets (“E&E). These costs include, but are not limited to, exploration license expenditures, leasehold property acquisition costs, evaluation costs, including drilling costs directly attributable to an identifiable well and directly attributable general and administrative costs. These costs are accumulated in cost centres by property and are not subject to depletion, until technical feasibility and commercial viability have been determined.
E&E assets are assessed for impairment if sufficient data exists to determine technical feasibility and commercial viability, or if facts and circumstances suggest that the carrying amount is unlikely to be recovered.

III.	Developing and production costs
Items of property, plant and equipment (“PP&E”), which include oil and gas development and production assets, are measured at cost less accumulated depletion, depreciation and accumulated impairment losses net of recoveries.
Gains and losses on disposal of an item of PP&E, including oil and natural gas interests, are determined by comparing the proceeds from disposal with the carrying amount of PP&E, and are recognized within the Statements of Profit (Loss) and Comprehensive Income (Loss).

IV.	Joint arrangements
The Company has entered into certain joint arrangements whereby the joint arrangement partner will earn a working interest on certain properties through the payment of a pre-determined portion of the costs of drilling, completing and equipping. A gain on disposition for each well is recognized to account for the disposal of the pre-payout working interest earned by the partner on the well, as described under "Dispositions" below. Bellatrix has property, plant and equipment assets that are subject to these arrangements.

V.	Subsequent costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a well, field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

VI.	Depletion and depreciation
Depletion of petroleum and natural gas properties is provided using the unit-of-production method based on production volumes in relation to total estimated proven and probable reserves as determined annually by independent engineers in accordance with National Instrument 51-101, Standards of Disclosure of Oil and Gas Activities. Natural gas reserves and production are converted at the energy equivalent of six thousand cubic feet to one barrel of oil.
Calculations for depletion are based on total capitalized costs plus estimated future development costs of proven and probable undeveloped reserves less the estimated net realizable value of production equipment and facilities after the proved and probable reserves are fully produced.
Depreciation is recognized on significant facilities to expense the cost of significant components of assets less their residual values over their useful lives. Phase 1 of the Alder Flats Plant and associated equipment are depreciated using the straight-line method over estimated useful lives as follows:

•	General plant and processing equipment - 40 years

•	Other properties and equipment - 10 years

•	Turnarounds - 5 years
Costs of facilities under construction related to Phase II of the Alder Flats Plant as at December 31, 2017 were excluded from depreciation calculations.
Depreciation of office furniture and equipment is provided for on a 20% declining balance basis.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and, if necessary, any changes would be accounted for prospectively.

VII.	Dispositions
Gains on disposal of an item of PP&E or E&E are determined by comparing the proceeds from disposal with the carrying amount of PP&E or E&E and are recognized separately in the Statements of Profit (Loss) and Comprehensive Income (Loss). Exchanges of properties are measured at fair value, unless the transaction lacks commercial substance or fair value cannot be reasonably measured. Where the exchange is measured at fair value, a gain or loss is recognized in the Statements of Profit (Loss) and Comprehensive Income (Loss).

Impairment and Impairment Reversals
Impairment and Impairment Reversal

I.	Financial assets
A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate. All impairment losses are recognized in profit or loss.

II.	Non-financial assets
Developing and producing assets are assessed for impairment if facts and circumstances suggest that the carrying amount exceeds the recoverable amount. The impairment test is performed at the asset or CGU level.
The recoverable amount of an asset or a cash-generating unit ("CGU") is the greater of its value in use (“VIU”) and its fair value less costs to sell (“FVLCS”). FVLCS is determined to be the amount for which the asset could be sold in an arm’s length transaction. FVLCS can be determined by using an observable market metric or by using discounted future net cash flows of proved and probable reserves using forecasted prices and costs. VIU is determined by estimating the present value of the future net cash flows expected to be derived from the continued use of the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in the Company’s Statement of Profit (Loss) and Comprehensive Income (Loss) in the period in which it occurs.
Impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depletion and depreciation, if no impairment loss had been recognized.
E&E assets are assessed for impairment, both at the time of any triggering facts and circumstances as well as upon their eventual reclassification to producing assets (oil and natural gas interests in PP&E). E&E assets are grouped together with the Company’s CGU’s when they are assessed for impairment.
Identification of CGUs
Bellatrix’s assets are aggregated into CGUs, for the purpose of calculating impairment, based on their ability to generate largely independent cash flows, geography, geology, production profile and infrastructure of their assets.
Impairment Indicators and Impairment Reversal
Judgment is required to assess when impairment indicators exist and impairment testing is required with respect to exploration and evaluation assets and property, plant and equipment.
Recoverability of asset carrying values
The Company assesses its oil and gas properties, including exploration and evaluation assets, for possible impairment if there are events or changes in circumstances that indicate that carrying values of the assets may not be recoverable, or at least at every reporting date.
The assessment of any impairment of property, plant and equipment is dependent upon estimates of recoverable amount that take into account factors such as reserves, future estimated commodity prices, royalties and costs, economic and market conditions, timing of cash flows, the useful lives of assets and their related salvage values. By their nature, these estimates and assumptions are subject to measurement uncertainty and may impact the carrying value of the Company’s assets in future periods.

Provisions
Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are determined by discounting the expected cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability, if the risks have not been incorporated into the estimate of cash flows. The increase in the provision due to the passage of time is recognized within finance expense.

I.	Decommissioning liabilities
The Company’s activities give rise to dismantling, decommissioning and site disturbance remediation activities. A provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.
Decommissioning obligations are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the balance sheet date. Changes in the present value of the estimated expenditure are reflected as an adjustment to the liability and the relevant asset. The accretion or unwinding of the discount on the decommissioning provision is recognized as a finance expense. Actual costs incurred upon settlement of the decommissioning liabilities are charged against the provision to the extent the provision was recognized.

II.	Environmental liabilities
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. The estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations. The estimates are subject to revision in future periods based on actual costs incurred or new circumstances. Any amounts expected to be recovered from other parties, including insurers, are recorded as an asset separate from the associated liability.

Share-based Payments
Share-based Payments

I.	Equity-settled transactions
Bellatrix accounts for options issued under the Company’s share option plan by reference to the fair value of the equity instruments granted. The fair value of each share option is estimated on the date of the grant using the Black-Scholes options pricing model and charged to earnings over the vesting period with a corresponding increase to contributed surplus. The Company estimates a forfeiture rate on the grant date and the rate is adjusted to reflect the actual number of options that actually vest. The expected life of the options granted is adjusted, based on the Company’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations.

II.	Cash-settled transactions
The Company’s Deferred Share Unit Plan (the “DSU Plan”) is accounted for as a cash settled share based payment plan in which the fair value of the amount payable under the DSU Plan is recognized as an expense with a corresponding increase in liabilities. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized in profit or loss.
Awards under the Award Incentive Plan ("Award Plan") may be settled in cash, in common shares of the Company, or a combination thereof. The Company’s Restricted and Performance Award Plan is accounted for as a cash settled share based payment plan in which the fair value of the amounts payable under the Award Plan are recognized incrementally as an expense over the vesting period, with a corresponding change in liabilities.

Income Taxes
Income Taxes
Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

I.	Current tax
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid, to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted, or substantively enacted, by the date of the statement of financial position.

II.	Deferred tax
Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted, or substantively enacted, by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Financial Instruments
Financial Instruments
All financial instruments, including all derivatives, are recognized on the balance sheet initially at fair value. Subsequent measurement of all financial assets and liabilities except those held-for-trading and available for sale are measured at amortized cost determined using the effective interest rate method. Held-for-trading financial assets are measured at fair value with changes in fair value recognized in income. Available-for-sale financial assets are measured at fair value with changes in fair value recognized in comprehensive income and reclassified to income when derecognized or impaired. The Company has the following classifications:

Financial Assets and Liabilities	Category	Subsequent Measurement
Accounts receivable	Loans and receivables	Amortized cost
Loans receivable	Loans and receivables	Amortized cost
Marketable securities	Held-for-trading	Fair value through profit or loss; Level 1
Commodity risk management contracts	Held-for-trading	Fair value through profit or loss; Level 2
Foreign exchange risk management contracts	Held-for-trading	Fair value through profit or loss; Level 2
Accounts payable and accrued liabilities	Other liabilities	Amortized cost
Deferred share units	Other liabilities	Fair value through profit or loss; Level 1
Restricted awards	Other liabilities	Fair value through profit or loss; Level 1
Performance awards	Other liabilities	Fair value through profit or loss; Level 2
Credit Facilities	Other liabilities	Amortized cost
Senior Notes	Other liabilities	Amortized cost
Convertible Debentures	Other liabilities	Amortized cost
Deferred capital obligation	Other liabilities	Amortized cost
Finance lease obligation	Other liabilities	Amortized cost

Financial instruments measured at fair value on the balance sheet require classification into one of the following levels of the fair value hierarchy:
Level 1 – Valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Valuation based on inputs other than quoted prices included in level 1, that are observable directly or indirectly.
Level 3 – Valuation based on inputs that are not based on observable market data.
The fair value hierarchy level at which a fair value measurement is categorized is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety. The Company has categorized its financial instruments that are fair valued on the balance sheet according to the fair value hierarchy.
Transaction costs attributable to financial instruments classified as other than held-for-trading are included in the recognized amount of the related financial instrument and recognized over the life of the resulting financial instrument using the effective interest rate method.
The Company utilizes financial derivatives and commodity sales contracts requiring physical delivery to manage the price risk attributable to anticipated sale of petroleum and natural gas production and foreign exchange exposures. The Company does not enter into derivative financial instruments for trading or speculative purposes. The Company has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though the Company considers all commodity contracts to be economic hedges. As a result, financial derivatives are classified as fair value through profit or loss and are recorded on the balance sheet at fair value, with fair value changes recorded in profit or loss.
The derivative financial instruments are initiated within the guidelines of the Company’s corporate hedging policy. This includes linking all derivatives to specific assets and liabilities on the balance sheet, to specific firm commitments, or forecasted transactions.
The Company accounts for its commodity sales and purchase contracts, which were entered into and continue to be held for the purpose of receipt or delivery of non-financial items, in accordance with its expected purchase, sale or usage requirements as executory contracts. As such, physical sales and purchase contracts are not recorded at fair value on the balance sheet. Settlements on these physical sales and purchase contracts are recognized in petroleum and natural gas sales.

Compound financial Instruments
Compound Financial Instruments
The Company's compound financial instruments are comprised of its Convertible Debentures that can be converted to common shares at the option of the holder. The number of shares to be issued does not vary with changes in fair value.
The liability component of the Convertible Debentures is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the Convertible Debenture and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.
Subsequent to initial recognition, the liability component of the Convertible Debentures is measured at amortized cost using the effective interest method. The equity component of the Convertible Debentures is not re-measured subsequent to initial recognition.

Lease Obligations
Lease Obligations
Leases which effectively transfer substantially all of the risks and rewards of ownership to the Company are classified as finance leases and are accounted for as an acquisition of an asset and an assumption of an obligation at the inception of the lease, measured as the present value of minimum lease payments to a maximum of the asset’s fair value. The asset is amortized in accordance with the Company’s depletion and depreciation policy. The obligations recorded under finance lease payments are reduced by the lease payments made.
Assets held under other leases are classified as operating leases and are not recognized in the balance sheet. Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received from landlords are deferred and recognized as an integral part of the total lease expense, over the term of the lease.

Basic and Diluted per Share Calculations
Basic and Diluted per Share Calculations
Basic per share amounts are calculated using the weighted average number of shares outstanding during the period. The Company uses the treasury share method to determine the dilutive effect of share options. Under the treasury share method, only “in the money” dilutive instruments impact the diluted calculations in computing diluted per share amounts.

Finance Income and Expense
Finance Income and Expenses
Finance income is recognized as it accrues in profit or loss, using the effective interest method. Finance expense comprises interest expense on borrowings, amortization of financing costs and discounts, accretion of the discount on provisions and impairment losses recognized on financial assets.

Borrowing Costs
Borrowing Costs
Borrowing costs incurred for the construction of qualifying assets are capitalized during the period of time that is required to complete and prepare the assets for their intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use. All other borrowing costs are recognized in profit or loss using the effective interest method. The capitalization rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the Company’s outstanding borrowings during the period.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash and short-term investments with original maturities of three months or less.
Business Combinations
Business Combinations
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and liabilities and contingent liabilities assumed are measured at their fair values at the acquisition date. The cost of an acquisition is measured as the aggregate consideration transferred, measured at the acquisition date fair value. If the cost of the acquisition is less than the fair value of the net assets acquired, the difference is recognized immediately in profit or loss. If the cost of the acquisition is more than the fair value of the net assets acquired, the difference is recognized on the balance sheet as goodwill. Acquisition costs incurred are expensed.

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in a foreign currency are translated at the rate of exchange in effect at the balance sheet date. Revenues and expenses are translated at the period average rates of exchange. Translation gains and losses are included in earnings in the period in which they arise.
Bellatrix’s functional and presentation currency is Canadian dollars.

Oil and Gas reserves
Oil and Gas Reserves
Reserves and resources are used in the units of production calculation for depletion, depreciation and amortization, and the impairment analysis which affect net profit or loss. There are numerous uncertainties inherent in estimating oil and gas reserves. Estimating reserves is very complex, requiring many judgments based on geological, geophysical, engineering and economic data. Changes in these judgments could have a material impact on the estimated reserves. These estimates may change, having either a negative or positive effect on net profit as further information becomes available and as the economic environment changes.

Decommissioning obligations
Decommissioning obligations
Provisions for decommissioning obligations associated with the Company’s drilling operations are based on current legal and constructive requirements, technology, price levels and expected plans for remediation. Actual costs and cash outflows can differ from estimates because of changes in laws and regulations, public expectations, prices, discovery and analysis of site conditions and changes in clean up technology.

Income taxes
Income taxes
Deferred tax assets and liabilities are recognized for the estimated tax consequences between amounts included in the financial statements and their tax base using substantively enacted future income tax rates. Timing of future revenue streams and future capital spending changes can affect the timing of any temporary differences, and accordingly affect the amount of the deferred tax asset or liability calculated at a point in time. These differences could materially impact earnings.

Business combinations
Business combinations
The determination of fair value often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of property, plant, and equipment, and exploration and evaluation assets acquired generally require the most judgment and include estimates of reserves acquired, forecast benchmark commodity prices, and discount rates. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities in the purchase price allocation, and any resulting gain or goodwill. Future net earnings can be affected as a result of changes in future depletion, depreciation and accretion, and asset impairments.